Equity (Schedule of Stock Option Activity) (Details) - $ / shares	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Number of Options
Balance, beginning	2,551,743
Exercised	(195,468)	(20,596)
Forfeited	(176,764)
Balance, ending	2,179,511
Exercisable	1,570,615
Weighted Average Exercise Price
Balance, beginning	$ 30.82
Exercised	21.75
Forfeited	24.63
Balance, ending	32.14
Exercisable	$ 36.69